Statement of Changes in Net Assets Available for Benefits - EBP 044 - USD ($)	12 Months Ended
	Apr. 30, 2026	Apr. 30, 2025
Deductions from net assets attributed to:
Total deductions	$ (159,617,776)	$ (149,081,234)
Net assets available for benefits:
Beginning of year	1,587,360,148
End of year	1,903,612,158	1,587,360,148
EBP, Participant-Directed
Investment income:
Net appreciation (depreciation) in fair value of investments	298,208,889	188,245,684
Dividends and interest	18,154,949	16,508,220
Net investment income	316,363,838	204,753,904
Notes receivable from participants:
Interest	2,526,999	2,409,167
Contributions:
Participants	99,149,873	90,674,837
Employer	57,829,076	44,015,238
Total contributions	156,978,949	134,690,075
Total additions	475,869,786	341,853,146
Deductions from net assets attributed to:
Benefits paid to participants	(157,906,930)	(147,459,723)
Administrative expenses	(1,710,846)	(1,621,511)
Transfers between funds	0	0
Total deductions	(159,617,776)	(149,081,234)
Net increase (decrease)	316,252,010	192,771,912
Asset transfer for Chuy's merger		16,190,441
Net assets available for benefits:
Beginning of year	1,587,360,148	1,378,397,795
End of year	1,903,612,158	1,587,360,148
Participant Directed Funds
Investment income:
Net appreciation (depreciation) in fair value of investments	298,726,419	128,263,881
Dividends and interest	10,972,370	9,333,420
Net investment income	309,698,789	137,597,301
Notes receivable from participants:
Interest	2,526,999	2,409,167
Contributions:
Participants	99,149,873	90,674,837
Employer	57,829,076	44,015,238
Total contributions	156,978,949	134,690,075
Total additions	469,204,737	274,696,543
Deductions from net assets attributed to:
Benefits paid to participants	(139,894,427)	(128,510,937)
Administrative expenses	(1,668,645)	(1,578,389)
Transfers between funds	4,129,426	3,802,875
Total deductions	(137,433,646)	(126,286,451)
Net increase (decrease)	331,771,091	148,410,092
Asset transfer for Chuy's merger		16,190,441
Net assets available for benefits:
Beginning of year	1,338,363,287	1,173,762,754
End of year	1,670,134,378	1,338,363,287
Participant Directed ESOP Funds (Note 7)
Investment income:
Net appreciation (depreciation) in fair value of investments	(517,530)	59,981,803
Dividends and interest	7,182,579	7,174,800
Net investment income	6,665,049	67,156,603
Notes receivable from participants:
Interest	0	0
Contributions:
Participants	0	0
Employer	0	0
Total contributions	0	0
Total additions	6,665,049	67,156,603
Deductions from net assets attributed to:
Benefits paid to participants	(18,012,503)	(18,948,786)
Administrative expenses	(42,201)	(43,122)
Transfers between funds	(4,129,426)	(3,802,875)
Total deductions	(22,184,130)	(22,794,783)
Net increase (decrease)	(15,519,081)	44,361,820
Asset transfer for Chuy's merger		0
Net assets available for benefits:
Beginning of year	248,996,861	204,635,041
End of year	$ 233,477,780	$ 248,996,861